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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [   ];  Amendment Number:
                                                 ------------------
         This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RIT Capital Partners plc
Address:    27 St. James's Place
            London SW1A 1NR
            England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Dominic Williams
Title:        Compliance Officer
Phone:        (44) 20 7514 1937

Signature, Place, and Date of Signing:



       /S/ Dominic Williams          London, England   April 28, 2008
------------------------------
      Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $121,431
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.   Form 13F File Number      Name
       01    28-12644                  J. Rothschild Capital Management Limited


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                           FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7                COLUMN 8
   --------          --------      --------   --------        --------        --------   --------                --------
                                               VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
                                               -----     -------  ---  ----  ----------   -----              ----------------
NAME OF ISSUER    TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS        SOLE    SHARED      NONE
--------------    --------------     -----    --------   -------  ---  ----  ----------  --------        ----    ------      ----
AGNICO EAGLE
  MINES LTD             COM        008474108    2,984     44,000   SH           SOLE                    44,000
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD
  ASHANTI LTD      SPONSORED ADR   035128206    2,038     60,000   SH           SOLE                    60,000
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL &
  GAS CORP              COM        00208J108    3,534    108,000   SH           SOLE                    108,000
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD
  CORP                  COM        067901108    7,424    170,000   SH           SOLE
------------------------------------------------------------------------------------------------------------------------------------
BLACKSTONE
  GROUP LP          COM UNIT LTD   09253U108    3,176    200,000   SH           SOLE                    200,000
------------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL &
  CO INC                COM        144577103    3,438     58,000   SH           SOLE                    58,000
------------------------------------------------------------------------------------------------------------------------------------
CHEROKEE INTL
  CORP                  COM        164450108     960     513,147   SH           SOLE                    513,147
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE MINAS
  BUENAVENTU       SPONSORED ADR   204448104    2,877     42,000   SH           SOLE                    42,000
------------------------------------------------------------------------------------------------------------------------------------
COMPTON PETE
  CORP                  COM        204940100   33,436   3,020,000  SH           SOLE                   3,020,000
------------------------------------------------------------------------------------------------------------------------------------
GETTY IMAGES INC        COM        374276103   17,533    547,900   SH           SOLE                    547,900
------------------------------------------------------------------------------------------------------------------------------------
GMX RES INC             COM        38011M108    2,550     73,000   SH           SOLE                    73,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW        COM        380956409    6,208    160,000   SH           SOLE
------------------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW        COM        380956409     260      6,700    SH         DEFINED        01
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD
  NEW              SPONSORED ADR   38059T106    2,102    152,000   SH           SOLE                    152,000
------------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG
  LTD              SPONSORED ADR   413216300    2,273    192,000   SH           SOLE                    192,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR         NASDQ BIO INDX  464287556     174      2,300   PRN         DEFINED        01                             2,300
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR         RUSSELL1000GRW  464287614     207      3,800   PRN         DEFINED        01                             3,800
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR         S&P GLB100INDX  464287572     200      2,750   PRN         DEFINED        01                             2,750
------------------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD
  CORP                  COM        496902404    3,335    150,000   SH           SOLE                    150,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY
  ACQUISITION
  HLDGS CO        UNIT 99/99/9999  53015Y206   15,600   1,500,000 PRN           SOLE                   1,500,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING
  CORP                  COM        651639106    4,892    108,000   SH           SOLE                    108,000
------------------------------------------------------------------------------------------------------------------------------------
TESCO CORP              COM        88157K101    3,595    150,000   SH           SOLE                    150,000
------------------------------------------------------------------------------------------------------------------------------------
YAMANA GOLD INC         COM        98462Y100    2,635    180,000   SH           SOLE                    180,000
------------------------------------------------------------------------------------------------------------------------------------